UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS Latin America Equity Fund

Class A: SLANX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.45%

Gross expense ratio as of the latest prospectus: 1.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned -1.73% (unadjusted for sales charges) for the period ended October 31, 2024. The MSCI Emerging Markets Latin America Index, returned 2.43% for the same period.

The Fund’s return for the period largely reflected the muted performance for Latin American equities. China’s sagging economy and resulting commodity price weakness weighed on the region’s equities broadly, while country-specific fiscal and political concerns dampened sentiment around Brazil and Mexico. In Brazil, where more than 60% of the Fund’s assets were allocated on average during the period, equity performance was challenged by the central bank’s struggle to anchor inflation expectations and skepticism about the government’s commitment to fiscal discipline. In Mexico, where on average nearly 30% of Fund assets were allocated, domestic politics drove negative equity returns as the ruling party pushed through several market-unfriendly constitutional reforms.

On a country basis, the Fund’s return versus the MSCI Emerging Markets Latin America Index was supported by its positioning in Brazil, Mexico, Peru and Chile. Selection within Brazil led positive contributions, followed by selection within Mexico. On a sector basis, performance benefited from underweight allocations to energy and materials as China’s economic weakness and failure to provide meaningful stimulus until late in the period kept commodity prices in check. Stock selection within the consumer discretionary sector proved additive driven by defensive positioning, most notably in Mexico. Finally, with the U.S. Federal Reserve pivoting to a rate-cutting cycle, performance benefited from overweight exposure to the interest rate-sensitive real estate sector, especially in Brazil.

On the downside, an underweight to Columbia detracted slightly. In sector terms, an overweight to and selection within healthcare weighed most heavily on performance.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

MSCI Emerging Markets Latin America Index captures large and mid-cap representation across Emerging Markets countries in Latin America. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
MSCI Emerging Markets Latin America Index
$20,000
$15,000
$10,000
$5,000
$0
$13,906
$10,107
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class A	MSCI Emerging Markets Latin America Index
'14	$9,425	$10,000
'14	$9,270	$9,540
'14	$8,448	$8,667
'15	$7,825	$8,130
'15	$8,179	$8,472
'15	$7,661	$7,839
'15	$8,393	$8,645
'15	$7,785	$8,035
'15	$7,778	$8,114
'15	$7,152	$7,436
'15	$6,332	$6,653
'15	$5,826	$6,143
'15	$6,223	$6,517
'15	$6,008	$6,244
'15	$5,728	$5,977
'16	$5,557	$5,702
'16	$5,823	$5,917
'16	$6,911	$7,121
'16	$7,305	$7,546
'16	$6,798	$6,729
'16	$7,760	$7,499
'16	$8,215	$7,913
'16	$8,186	$7,967
'16	$8,277	$7,902
'16	$8,765	$8,686
'16	$7,545	$7,765
'16	$7,562	$7,832
'17	$8,198	$8,428
'17	$8,339	$8,729
'17	$8,491	$8,777
'17	$8,635	$8,777
'17	$8,350	$8,568
'17	$8,102	$8,625
'17	$8,716	$9,339
'17	$9,353	$9,770
'17	$9,786	$9,925
'17	$9,549	$9,567
'17	$9,175	$9,280
'17	$9,992	$9,692
'18	$10,799	$10,967
'18	$10,583	$10,571
'18	$10,363	$10,470
'18	$10,181	$10,337
'18	$9,061	$8,883
'18	$8,447	$8,611
'18	$9,200	$9,405
'18	$8,354	$8,618
'18	$8,563	$9,022
'18	$9,702	$9,334
'18	$9,671	$9,130
'18	$9,710	$9,055
'19	$11,205	$10,408
'19	$10,845	$10,020
'19	$10,679	$9,766
'19	$11,162	$9,808
'19	$11,031	$9,608
'19	$11,772	$10,200
'19	$12,943	$10,212
'19	$11,857	$9,381
'19	$11,645	$9,627
'19	$12,043	$10,056
'19	$11,668	$9,641
'19	$13,163	$10,636
'20	$12,931	$10,040
'20	$11,699	$8,829
'20	$7,566	$5,784
'20	$8,111	$6,149
'20	$8,798	$6,545
'20	$9,459	$6,889
'20	$10,421	$7,643
'20	$10,081	$7,169
'20	$9,741	$6,801
'20	$9,957	$6,724
'20	$11,826	$8,194
'20	$13,255	$9,169
'21	$12,464	$8,552
'21	$12,413	$8,297
'21	$12,572	$8,681
'21	$13,198	$9,002
'21	$14,148	$9,721
'21	$14,731	$9,984
'21	$13,970	$9,577
'21	$14,105	$9,658
'21	$12,661	$8,660
'21	$11,745	$8,198
'21	$11,463	$7,954
'21	$12,056	$8,427
'22	$13,095	$9,048
'22	$13,422	$9,485
'22	$15,032	$10,724
'22	$13,197	$9,332
'22	$13,904	$10,095
'22	$11,565	$8,379
'22	$12,180	$8,736
'22	$12,843	$8,973
'22	$12,405	$8,681
'22	$14,011	$9,519
'22	$13,701	$9,565
'22	$13,028	$9,179
'23	$14,198	$10,085
'23	$13,336	$9,459
'23	$13,450	$9,539
'23	$13,796	$9,795
'23	$13,980	$9,712
'23	$15,524	$10,879
'23	$16,273	$11,439
'23	$15,155	$10,606
'23	$14,748	$10,362
'23	$14,151	$9,867
'23	$16,140	$11,248
'23	$17,351	$12,181
'24	$16,515	$11,596
'24	$16,388	$11,577
'24	$16,676	$11,698
'24	$15,660	$11,288
'24	$15,186	$10,934
'24	$14,092	$10,271
'24	$14,248	$10,377
'24	$14,702	$10,644
'24	$14,610	$10,656
'24	$13,906	$10,107

Yearly periods ended October 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	-1.73%	2.92%	3.97%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-7.38%	1.71%	3.35%
MSCI Emerging Markets Latin America Index	2.43%	0.10%	0.11%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	263,743,320
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	101
Total Net Advisory Fees Paid ($)	3,458,086

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Other Assets and Liabilities, Net	4%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	13%
Consumer Staples	12%
Utilities	11%
Energy	9%
Materials	8%
Real Estate	6%
Consumer Discretionary	4%
Communication Services	4%
Health Care	2%
Information Technology	2%

Ten Largest Equity Holdings

Holdings	36.4% of Net Assets
Petroleo Brasileiro SA (Brazil)	6.1%
Banco Bradesco SA (Brazil)	4.4%
Credicorp Ltd. (Peru)	3.6%
Centrais Eletricas Brasileiras SA (Brazil)	3.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.4%
Rumo SA (Brazil)	3.3%
America Movil SAB de CV (Mexico)	3.1%
Grupo Financiero Banorte SAB de CV (Mexico)	3.0%
PRIO SA (Brazil)	3.0%
Itau Unibanco Holding SA (Brazil)	2.9%

Geographical Diversification

Country	% of Net Assets
Brazil	59%
Mexico	26%
Chile	5%
Peru	4%
Uruguay	1%
United States	1%
Argentina	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DLAEF-TSRA-A

R-103427-1 (12/24)

DWS Latin America Equity Fund

Class C: SLAPX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.19%

Gross expense ratio as of the latest prospectus: 2.37%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned -2.47% (unadjusted for sales charges) for the period ended October 31, 2024. The MSCI Emerging Markets Latin America Index, returned 2.43% for the same period.

The Fund’s return for the period largely reflected the muted performance for Latin American equities. China’s sagging economy and resulting commodity price weakness weighed on the region’s equities broadly, while country-specific fiscal and political concerns dampened sentiment around Brazil and Mexico. In Brazil, where more than 60% of the Fund’s assets were allocated on average during the period, equity performance was challenged by the central bank’s struggle to anchor inflation expectations and skepticism about the government’s commitment to fiscal discipline. In Mexico, where on average nearly 30% of Fund assets were allocated, domestic politics drove negative equity returns as the ruling party pushed through several market-unfriendly constitutional reforms.

On a country basis, the Fund’s return versus the MSCI Emerging Markets Latin America Index was supported by its positioning in Brazil, Mexico, Peru and Chile. Selection within Brazil led positive contributions, followed by selection within Mexico. On a sector basis, performance benefited from underweight allocations to energy and materials as China’s economic weakness and failure to provide meaningful stimulus until late in the period kept commodity prices in check. Stock selection within the consumer discretionary sector proved additive driven by defensive positioning, most notably in Mexico. Finally, with the U.S. Federal Reserve pivoting to a rate-cutting cycle, performance benefited from overweight exposure to the interest rate-sensitive real estate sector, especially in Brazil.

On the downside, an underweight to Columbia detracted slightly. In sector terms, an overweight to and selection within healthcare weighed most heavily on performance.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI Emerging Markets Latin America Index captures large and mid-cap representation across Emerging Markets countries in Latin America. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
MSCI Emerging Markets Latin America Index
$20,000
$15,000
$10,000
$5,000
$0
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
$13,698
$10,107

	Class C	MSCI Emerging Markets Latin America Index
'14	$10,000	$10,000
'14	$9,831	$9,540
'14	$8,953	$8,667
'15	$8,287	$8,130
'15	$8,655	$8,472
'15	$8,106	$7,839
'15	$8,873	$8,645
'15	$8,227	$8,035
'15	$8,211	$8,114
'15	$7,545	$7,436
'15	$6,681	$6,653
'15	$6,140	$6,143
'15	$6,552	$6,517
'15	$6,326	$6,244
'15	$6,027	$5,977
'16	$5,841	$5,702
'16	$6,116	$5,917
'16	$7,254	$7,121
'16	$7,666	$7,546
'16	$7,129	$6,729
'16	$8,130	$7,499
'16	$8,602	$7,913
'16	$8,566	$7,967
'16	$8,655	$7,902
'16	$9,163	$8,686
'16	$7,884	$7,765
'16	$7,896	$7,832
'17	$8,555	$8,428
'17	$8,698	$8,729
'17	$8,849	$8,777
'17	$8,995	$8,777
'17	$8,690	$8,568
'17	$8,429	$8,625
'17	$9,060	$9,339
'17	$9,716	$9,770
'17	$10,160	$9,925
'17	$9,907	$9,567
'17	$9,512	$9,280
'17	$10,356	$9,692
'18	$11,183	$10,967
'18	$10,955	$10,571
'18	$10,719	$10,470
'18	$10,529	$10,337
'18	$9,361	$8,883
'18	$8,724	$8,611
'18	$9,492	$9,405
'18	$8,615	$8,618
'18	$8,825	$9,022
'18	$9,993	$9,334
'18	$9,956	$9,130
'18	$9,989	$9,055
'19	$11,520	$10,408
'19	$11,140	$10,020
'19	$10,968	$9,766
'19	$11,457	$9,808
'19	$11,313	$9,608
'19	$12,068	$10,200
'19	$13,257	$10,212
'19	$12,140	$9,381
'19	$11,912	$9,627
'19	$12,313	$10,056
'19	$11,921	$9,641
'19	$13,443	$10,636
'20	$13,198	$10,040
'20	$11,929	$8,829
'20	$7,712	$5,784
'20	$8,260	$6,149
'20	$8,956	$6,545
'20	$9,622	$6,889
'20	$10,596	$7,643
'20	$10,242	$7,169
'20	$9,892	$6,801
'20	$10,107	$6,724
'20	$11,996	$8,194
'20	$13,439	$9,169
'21	$12,629	$8,552
'21	$12,570	$8,297
'21	$12,722	$8,681
'21	$13,346	$9,002
'21	$14,303	$9,721
'21	$14,881	$9,984
'21	$14,101	$9,577
'21	$14,227	$9,658
'21	$12,764	$8,660
'21	$11,832	$8,198
'21	$11,541	$7,954
'21	$12,131	$8,427
'22	$13,169	$9,048
'22	$13,488	$9,485
'22	$15,100	$10,724
'22	$13,246	$9,332
'22	$13,946	$10,095
'22	$11,591	$8,379
'22	$12,199	$8,736
'22	$12,860	$8,973
'22	$12,411	$8,681
'22	$14,009	$9,519
'22	$13,691	$9,565
'22	$13,013	$9,179
'23	$14,172	$10,085
'23	$13,300	$9,459
'23	$13,408	$9,539
'23	$13,742	$9,795
'23	$13,921	$9,712
'23	$15,445	$10,879
'23	$16,183	$11,439
'23	$15,060	$10,606
'23	$14,649	$10,362
'23	$14,044	$9,867
'23	$16,009	$11,248
'23	$17,201	$12,181
'24	$16,366	$11,596
'24	$16,224	$11,577
'24	$16,502	$11,698
'24	$15,483	$11,288
'24	$15,011	$10,934
'24	$13,913	$10,271
'24	$14,060	$10,377
'24	$14,501	$10,644
'24	$14,401	$10,656
'24	$13,698	$10,107

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	-2.47%	2.15%	3.20%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-3.42%	2.15%	3.20%
MSCI Emerging Markets Latin America Index	2.43%	0.10%	0.11%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	263,743,320
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	101
Total Net Advisory Fees Paid ($)	3,458,086

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Other Assets and Liabilities, Net	4%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	13%
Consumer Staples	12%
Utilities	11%
Energy	9%
Materials	8%
Real Estate	6%
Consumer Discretionary	4%
Communication Services	4%
Health Care	2%
Information Technology	2%

Ten Largest Equity Holdings

Holdings	36.4% of Net Assets
Petroleo Brasileiro SA (Brazil)	6.1%
Banco Bradesco SA (Brazil)	4.4%
Credicorp Ltd. (Peru)	3.6%
Centrais Eletricas Brasileiras SA (Brazil)	3.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.4%
Rumo SA (Brazil)	3.3%
America Movil SAB de CV (Mexico)	3.1%
Grupo Financiero Banorte SAB de CV (Mexico)	3.0%
PRIO SA (Brazil)	3.0%
Itau Unibanco Holding SA (Brazil)	2.9%

Geographical Diversification

Country	% of Net Assets
Brazil	59%
Mexico	26%
Chile	5%
Peru	4%
Uruguay	1%
United States	1%
Argentina	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DLAEF-TSRA-C

R-103427-1 (12/24)

DWS Latin America Equity Fund

Class S: SLAFX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$119	1.20%

Gross expense ratio as of the latest prospectus: 1.32%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned -1.45% for the period ended October 31, 2024. The MSCI Emerging Markets Latin America Index, returned 2.43% for the same period.

The Fund’s return for the period largely reflected the muted performance for Latin American equities. China’s sagging economy and resulting commodity price weakness weighed on the region’s equities broadly, while country-specific fiscal and political concerns dampened sentiment around Brazil and Mexico. In Brazil, where more than 60% of the Fund’s assets were allocated on average during the period, equity performance was challenged by the central bank’s struggle to anchor inflation expectations and skepticism about the government’s commitment to fiscal discipline. In Mexico, where on average nearly 30% of Fund assets were allocated, domestic politics drove negative equity returns as the ruling party pushed through several market-unfriendly constitutional reforms.

On a country basis, the Fund’s return versus the MSCI Emerging Markets Latin America Index was supported by its positioning in Brazil, Mexico, Peru and Chile. Selection within Brazil led positive contributions, followed by selection within Mexico. On a sector basis, performance benefited from underweight allocations to energy and materials as China’s economic weakness and failure to provide meaningful stimulus until late in the period kept commodity prices in check. Stock selection within the consumer discretionary sector proved additive driven by defensive positioning, most notably in Mexico. Finally, with the U.S. Federal Reserve pivoting to a rate-cutting cycle, performance benefited from overweight exposure to the interest rate-sensitive real estate sector, especially in Brazil.

On the downside, an underweight to Columbia detracted slightly. In sector terms, an overweight to and selection within healthcare weighed most heavily on performance.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI Emerging Markets Latin America Index captures large and mid-cap representation across Emerging Markets countries in Latin America. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
MSCI Emerging Markets Latin America Index
$20,000
$15,000
$10,000
$5,000
$0
$15,130
$10,107
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class S	MSCI Emerging Markets Latin America Index
'14	$10,000	$10,000
'14	$9,835	$9,540
'14	$8,966	$8,667
'15	$8,306	$8,130
'15	$8,682	$8,472
'15	$8,135	$7,839
'15	$8,915	$8,645
'15	$8,271	$8,035
'15	$8,267	$8,114
'15	$7,603	$7,436
'15	$6,734	$6,653
'15	$6,195	$6,143
'15	$6,618	$6,517
'15	$6,392	$6,244
'15	$6,097	$5,977
'16	$5,915	$5,702
'16	$6,198	$5,917
'16	$7,359	$7,121
'16	$7,778	$7,546
'16	$7,242	$6,729
'16	$8,263	$7,499
'16	$8,752	$7,913
'16	$8,725	$7,967
'16	$8,822	$7,902
'16	$9,346	$8,686
'16	$8,050	$7,765
'16	$8,069	$7,832
'17	$8,749	$8,428
'17	$8,899	$8,729
'17	$9,061	$8,777
'17	$9,220	$8,777
'17	$8,919	$8,568
'17	$8,654	$8,625
'17	$9,315	$9,339
'17	$9,995	$9,770
'17	$10,458	$9,925
'17	$10,208	$9,567
'17	$9,809	$9,280
'17	$10,688	$9,692
'18	$11,553	$10,967
'18	$11,321	$10,571
'18	$11,090	$10,470
'18	$10,899	$10,337
'18	$9,703	$8,883
'18	$9,050	$8,611
'18	$9,852	$9,405
'18	$8,950	$8,618
'18	$9,178	$9,022
'18	$10,399	$9,334
'18	$10,366	$9,130
'18	$10,411	$9,055
'19	$12,017	$10,408
'19	$11,632	$10,020
'19	$11,458	$9,766
'19	$11,979	$9,808
'19	$11,839	$9,608
'19	$12,641	$10,200
'19	$13,899	$10,212
'19	$12,737	$9,381
'19	$12,509	$9,627
'19	$12,939	$10,056
'19	$12,538	$9,641
'19	$14,150	$10,636
'20	$13,906	$10,040
'20	$12,580	$8,829
'20	$8,140	$5,784
'20	$8,724	$6,149
'20	$9,469	$6,545
'20	$10,182	$6,889
'20	$11,217	$7,643
'20	$10,857	$7,169
'20	$10,488	$6,801
'20	$10,724	$6,724
'20	$12,738	$8,194
'20	$14,283	$9,169
'21	$13,434	$8,552
'21	$13,380	$8,297
'21	$13,554	$8,681
'21	$14,233	$9,002
'21	$15,260	$9,721
'21	$15,890	$9,984
'21	$15,074	$9,577
'21	$15,223	$9,658
'21	$13,666	$8,660
'21	$12,680	$8,198
'21	$12,381	$7,954
'21	$13,024	$8,427
'22	$14,151	$9,048
'22	$14,503	$9,485
'22	$16,247	$10,724
'22	$14,270	$9,332
'22	$15,035	$10,095
'22	$12,506	$8,379
'22	$13,172	$8,736
'22	$13,899	$8,973
'22	$13,424	$8,681
'22	$15,163	$9,519
'22	$14,831	$9,565
'22	$14,107	$9,179
'23	$15,378	$10,085
'23	$14,449	$9,459
'23	$14,577	$9,539
'23	$14,949	$9,795
'23	$15,158	$9,712
'23	$16,832	$10,879
'23	$17,649	$11,439
'23	$16,434	$10,606
'23	$16,000	$10,362
'23	$15,352	$9,867
'23	$17,516	$11,248
'23	$18,836	$12,181
'24	$17,933	$11,596
'24	$17,796	$11,577
'24	$18,118	$11,698
'24	$17,015	$11,288
'24	$16,503	$10,934
'24	$15,315	$10,271
'24	$15,489	$10,377
'24	$15,985	$10,644
'24	$15,890	$10,656
'24	$15,130	$10,107

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	-1.45%	3.18%	4.23%
MSCI Emerging Markets Latin America Index	2.43%	0.10%	0.11%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	263,743,320
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	101
Total Net Advisory Fees Paid ($)	3,458,086

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Other Assets and Liabilities, Net	4%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	13%
Consumer Staples	12%
Utilities	11%
Energy	9%
Materials	8%
Real Estate	6%
Consumer Discretionary	4%
Communication Services	4%
Health Care	2%
Information Technology	2%

Ten Largest Equity Holdings

Holdings	36.4% of Net Assets
Petroleo Brasileiro SA (Brazil)	6.1%
Banco Bradesco SA (Brazil)	4.4%
Credicorp Ltd. (Peru)	3.6%
Centrais Eletricas Brasileiras SA (Brazil)	3.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.4%
Rumo SA (Brazil)	3.3%
America Movil SAB de CV (Mexico)	3.1%
Grupo Financiero Banorte SAB de CV (Mexico)	3.0%
PRIO SA (Brazil)	3.0%
Itau Unibanco Holding SA (Brazil)	2.9%

Geographical Diversification

Country	% of Net Assets
Brazil	59%
Mexico	26%
Chile	5%
Peru	4%
Uruguay	1%
United States	1%
Argentina	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DLAEF-TSRA-S

R-103427-1 (12/24)

DWS Latin America Equity Fund

Institutional Class: SLARX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$119	1.20%

Gross expense ratio as of the latest prospectus: 1.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned -1.48% for the period ended October 31, 2024. The MSCI Emerging Markets Latin America Index, returned 2.43% for the same period.

The Fund’s return for the period largely reflected the muted performance for Latin American equities. China’s sagging economy and resulting commodity price weakness weighed on the region’s equities broadly, while country-specific fiscal and political concerns dampened sentiment around Brazil and Mexico. In Brazil, where more than 60% of the Fund’s assets were allocated on average during the period, equity performance was challenged by the central bank’s struggle to anchor inflation expectations and skepticism about the government’s commitment to fiscal discipline. In Mexico, where on average nearly 30% of Fund assets were allocated, domestic politics drove negative equity returns as the ruling party pushed through several market-unfriendly constitutional reforms.

On a country basis, the Fund’s return versus the MSCI Emerging Markets Latin America Index was supported by its positioning in Brazil, Mexico, Peru and Chile. Selection within Brazil led positive contributions, followed by selection within Mexico. On a sector basis, performance benefited from underweight allocations to energy and materials as China’s economic weakness and failure to provide meaningful stimulus until late in the period kept commodity prices in check. Stock selection within the consumer discretionary sector proved additive driven by defensive positioning, most notably in Mexico. Finally, with the U.S. Federal Reserve pivoting to a rate-cutting cycle, performance benefited from overweight exposure to the interest rate-sensitive real estate sector, especially in Brazil.

On the downside, an underweight to Columbia detracted slightly. In sector terms, an overweight to and selection within healthcare weighed most heavily on performance.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

MSCI Emerging Markets Latin America Index captures large and mid-cap representation across Emerging Markets countries in Latin America. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
MSCI Emerging Markets Latin America Index
$2,275,000
$1,820,000
$1,365,000
$910,000
$455,000
$0
$1,812,053
$1,243,232
2/2/15
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Institutional Class	MSCI Emerging Markets Latin America Index
2/2/15	$1,000,000	$1,000,000
2/28/15	$1,039,498	$1,042,120
3/31/15	$973,978	$964,204
4/30/15	$1,067,844	$1,063,316
5/31/15	$990,706	$988,301
6/30/15	$989,777	$998,007
7/31/15	$910,316	$914,604
8/31/15	$806,691	$818,370
9/30/15	$742,100	$755,556
10/31/15	$792,751	$801,664
11/30/15	$765,799	$768,072
12/31/15	$730,019	$735,183
1/31/16	$708,178	$701,364
2/29/16	$742,100	$727,752
3/31/16	$881,041	$875,928
4/30/16	$931,691	$928,167
5/31/16	$867,100	$827,700
6/30/16	$989,777	$922,438
7/31/16	$1,048,327	$973,320
8/31/16	$1,044,610	$980,027
9/30/16	$1,056,691	$971,989
10/31/16	$1,119,424	$1,068,441
11/30/16	$963,755	$955,105
12/31/16	$966,004	$963,390
1/31/17	$1,047,451	$1,036,670
2/28/17	$1,065,919	$1,073,663
3/31/17	$1,085,334	$1,079,598
4/30/17	$1,104,275	$1,079,560
5/31/17	$1,067,813	$1,053,951
6/30/17	$1,036,560	$1,060,858
7/31/17	$1,115,166	$1,148,707
8/31/17	$1,197,087	$1,201,793
9/30/17	$1,252,491	$1,220,751
10/31/17	$1,222,658	$1,176,801
11/30/17	$1,175,305	$1,141,413
12/31/17	$1,280,136	$1,192,137
1/31/18	$1,383,676	$1,348,934
2/28/18	$1,356,429	$1,300,227
3/31/18	$1,328,686	$1,287,802
4/30/18	$1,305,402	$1,271,462
5/31/18	$1,162,228	$1,092,685
6/30/18	$1,083,458	$1,059,203
7/31/18	$1,180,063	$1,156,895
8/31/18	$1,072,064	$1,060,022
9/30/18	$1,099,312	$1,109,768
10/31/18	$1,245,457	$1,148,168
11/30/18	$1,241,494	$1,122,980
12/31/18	$1,246,943	$1,113,764
1/31/19	$1,439,162	$1,280,229
2/28/19	$1,393,089	$1,232,464
3/31/19	$1,372,282	$1,201,229
4/30/19	$1,434,703	$1,206,372
5/31/19	$1,418,355	$1,181,804
6/30/19	$1,513,968	$1,254,573
7/31/19	$1,664,573	$1,256,107
8/31/19	$1,525,363	$1,153,941
9/30/19	$1,498,115	$1,184,175
10/31/19	$1,550,133	$1,236,889
11/30/19	$1,501,583	$1,185,819
12/31/19	$1,694,608	$1,308,281
1/31/20	$1,665,348	$1,234,967
2/29/20	$1,506,649	$1,085,984
3/31/20	$975,007	$711,492
4/30/20	$1,044,934	$756,322
5/31/20	$1,134,202	$805,072
6/30/20	$1,219,503	$847,384
7/31/20	$1,343,487	$940,134
8/31/20	$1,300,340	$881,761
9/30/20	$1,256,698	$836,501
10/31/20	$1,284,966	$827,020
11/30/20	$1,525,991	$1,007,845
12/31/20	$1,710,974	$1,127,791
1/31/21	$1,609,308	$1,051,976
2/28/21	$1,602,861	$1,020,553
3/31/21	$1,623,690	$1,067,773
4/30/21	$1,704,527	$1,107,224
5/31/21	$1,828,015	$1,195,707
6/30/21	$1,903,397	$1,228,049
7/31/21	$1,805,698	$1,178,046
8/31/21	$1,823,551	$1,187,956
9/30/21	$1,637,080	$1,065,162
10/31/21	$1,519,048	$1,008,397
11/30/21	$1,482,844	$978,385
12/31/21	$1,559,868	$1,036,507
1/31/22	$1,694,742	$1,112,952
2/28/22	$1,737,423	$1,166,718
3/31/22	$1,946,278	$1,319,090
4/30/22	$1,708,969	$1,147,852
5/31/22	$1,800,592	$1,241,717
6/30/22	$1,497,838	$1,030,587
7/31/22	$1,578,079	$1,074,504
8/31/22	$1,664,580	$1,103,728
9/30/22	$1,608,241	$1,067,764
10/31/22	$1,816,526	$1,170,925
11/30/22	$1,776,690	$1,176,534
12/31/22	$1,690,160	$1,128,993
1/31/23	$1,842,311	$1,240,450
2/28/23	$1,730,489	$1,163,522
3/31/23	$1,746,376	$1,173,327
4/30/23	$1,790,983	$1,204,875
5/31/23	$1,815,425	$1,194,588
6/30/23	$2,015,849	$1,338,110
7/31/23	$2,114,228	$1,406,998
8/31/23	$1,968,798	$1,304,570
9/30/23	$1,916,859	$1,274,561
10/31/23	$1,839,256	$1,213,721
11/30/23	$2,098,340	$1,383,591
12/31/23	$2,256,376	$1,498,264
1/31/24	$2,148,297	$1,426,377
2/29/24	$2,131,864	$1,424,037
3/31/24	$2,170,418	$1,438,930
4/30/24	$2,037,690	$1,388,492
5/31/24	$1,977,015	$1,344,883
6/30/24	$1,834,806	$1,263,329
7/31/24	$1,855,031	$1,276,396
8/31/24	$1,914,443	$1,309,189
9/30/24	$1,903,698	$1,310,665
10/31/24	$1,812,053	$1,243,232

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	Since Inception 2/2/15
Institutional Class No Sales Charge	-1.48%	3.17%	6.29%
MSCI Emerging Markets Latin America Index	2.43%	0.10%	2.26%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	263,743,320
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	101
Total Net Advisory Fees Paid ($)	3,458,086

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Other Assets and Liabilities, Net	4%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	13%
Consumer Staples	12%
Utilities	11%
Energy	9%
Materials	8%
Real Estate	6%
Consumer Discretionary	4%
Communication Services	4%
Health Care	2%
Information Technology	2%

Ten Largest Equity Holdings

Holdings	36.4% of Net Assets
Petroleo Brasileiro SA (Brazil)	6.1%
Banco Bradesco SA (Brazil)	4.4%
Credicorp Ltd. (Peru)	3.6%
Centrais Eletricas Brasileiras SA (Brazil)	3.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.4%
Rumo SA (Brazil)	3.3%
America Movil SAB de CV (Mexico)	3.1%
Grupo Financiero Banorte SAB de CV (Mexico)	3.0%
PRIO SA (Brazil)	3.0%
Itau Unibanco Holding SA (Brazil)	2.9%

Geographical Diversification

Country	% of Net Assets
Brazil	59%
Mexico	26%
Chile	5%
Peru	4%
Uruguay	1%
United States	1%
Argentina	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DLAEF-TSRA-I

R-103427-1 (12/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Latin America Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended October 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$61,991	$0	$5,969	$0
2023	$59,311	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended October 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$560,206	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended October 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$5,969	$560,206	$0	$566,175
2023	$5,969	$539,907	$0	$545,876

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

October 31, 2024
Annual Financial Statements and Other Information
DWS Latin America Equity Fund

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
28	Tax Information
29	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Latin America Equity Fund

Investment Portfolioas of October 31, 2024

	Shares	Value ($)
Equity Securities 96.4%
Argentina 0.0%
Despegar.com Corp.* (Cost $53,695)	5,350	77,254
Brazil 59.4%
Allos SA	973,750	3,725,951
B3 SA - Brasil Bolsa Balcao	2,138,212	3,928,075
Banco Bradesco SA (ADR)	2,310,100	5,705,947
Banco Bradesco SA (Preferred)	2,374,137	5,901,563
Banco BTG Pactual SA (Units)	355,307	1,998,752
Banco do Brasil SA	1,319,100	6,008,044
Banco Santander Brasil SA (Units)	417,500	1,964,400
Centrais Eletricas Brasileiras SA	1,430,074	9,392,985
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	542,685	8,644,058
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR)	25,450	404,400
Cia Paranaense de Energia - Copel “B” (Preferred)	2,034,532	3,452,535
Cyrela Brazil Realty SA Empreendimentos e Participacoes	586,000	2,203,747
Direcional Engenharia SA	249,896	1,352,168
Embraer SA*	377,200	3,163,289
Embraer SA (ADR)*	85,856	2,877,893
Energisa SA (Units)	92,011	686,792
Equatorial Energia SA	955,157	5,307,070
Gerdau SA (ADR)	268,400	837,408
Gerdau SA (Preferred)	1,088,239	3,444,926
Hapvida Participacoes e Investimentos SA 144A*	10,576,066	6,439,785
Itaú Unibanco Holding SA (Preferred)	1,252,400	7,586,889
JBS SA	288,800	1,798,974
Localiza Rent a Car SA	980,590	7,127,678
Lojas Renner SA	1,305,900	4,194,946
Multiplan Empreendimentos Imobiliarios SA	563,678	2,495,203
NU Holdings Ltd. “A” *	417,400	6,298,566
Petroleo Brasileiro SA (ADR)	313,300	4,213,885
Petroleo Brasileiro SA (ADR) (Preferred)	422,400	5,225,088
Petroleo Brasileiro SA (Preferred)	1,075,260	6,679,338
PRIO SA	1,115,339	7,906,484
Rumo SA	2,539,569	8,742,138
Suzano SA	141,000	1,457,830
TIM SA	547,031	1,568,921
TIM SA (ADR)	79,300	1,133,990
TOTVS SA	1,122,964	5,796,545
The accompanying notes are an integral part of the financial statements.

DWS Latin America Equity Fund	|	3

	Shares	Value ($)
Vale SA	330,100	3,543,740
Vale SA (ADR)	157,800	1,688,460
WEG SA	198,100	1,854,243
(Cost $155,804,656)		156,752,706
Chile 5.3%
Banco de Chile	17,176,050	1,992,507
Banco de Chile (ADR)	23,969	556,081
Cencosud SA	3,124,692	6,453,428
Parque Arauco SA	3,062,835	5,038,115
(Cost $10,559,564)		14,040,131
Mexico 26.4%
Alsea SAB de CV (a)	108,281	261,429
America Movil SAB de CV (ADR)	524,194	8,250,815
Arca Continental SAB de CV	78,939	673,385
Cemex SAB de CV (ADR)	124,093	647,765
Cemex SAB de CV (Units)	871,232	456,744
Coca-Cola Femsa SAB de CV (ADR)	89,566	7,467,117
Fibra MTY SAPI de CV (REIT) (a)	5,917,882	3,069,923
Fomento Economico Mexicano SAB de CV (ADR)	2,800	271,292
Fomento Economico Mexicano SAB de CV (Units)	443,598	4,297,532
GCC SAB de CV	290,999	2,386,659
Gentera SAB de CV	2,164,139	2,768,783
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	25,000	4,352,250
Grupo Aeroportuario del Pacifico SAB de CV “B”	36,030	627,615
Grupo Aeroportuario del Sureste SAB de CV (ADR)	8,840	2,380,435
Grupo Aeroportuario del Sureste SAB de CV “B”	84,233	2,246,606
Grupo Financiero Banorte SAB de CV “O”	1,136,866	7,934,398
Grupo Mexico SAB de CV “B”	882,018	4,627,955
Grupo Televisa SAB (ADR)	2,830	7,075
Grupo Traxion SAB de CV 144A* (a)	1,918,767	2,075,120
Kimberly-Clark de Mexico SAB de CV “A”	2,271,640	3,273,014
Prologis Property Mexico SA de CV (REIT) (a)	613,641	2,054,721
Regional SAB de CV	501,050	3,187,419
Wal-Mart de Mexico SAB de CV	2,286,787	6,314,250
(Cost $65,640,748)		69,632,302
Peru 3.6%
Credicorp Ltd. (Cost $5,720,302)	51,278	9,441,818
United States 0.6%
Southern Copper Corp. (Cost $1,312,169)	13,477	1,476,405
The accompanying notes are an integral part of the financial statements.

4	|	DWS Latin America Equity Fund

	Shares	Value ($)
Uruguay 1.1%
MercadoLibre, Inc.* (Cost $2,176,524)	1,472	2,998,729
Total Equity Securities (Cost $241,267,658)		254,419,345
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.75% (b) (c) (Cost $2,045,725)	2,045,725	2,045,725

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $243,313,383)	97.2	256,465,070
Other Assets and Liabilities, Net	2.8	7,278,250
Net Assets	100.0	263,743,320
A summary of the Fund’s transactions with affiliated investments during the year ended October 31, 2024 are as follows:
Value ($) at 10/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 10/31/2024	Value ($) at 10/31/2024
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.75% (b) (c)
4,437,600	—	2,391,875 (d)	—	—	29,307	—	2,045,725	2,045,725

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at October 31, 2024 amounted to $1,948,283, which is 0.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended October 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

DWS Latin America Equity Fund	|	5

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Securities are listed in country of domicile.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$77,254	$—	$—	$77,254
Brazil	156,752,706	—	—	156,752,706
Chile	556,081	13,484,050	—	14,040,131
Mexico	69,632,302	—	—	69,632,302
Peru	9,441,818	—	—	9,441,818
United States	1,476,405	—	—	1,476,405
Uruguay	2,998,729	—	—	2,998,729
Short-Term Investments	2,045,725	—	—	2,045,725
Total	$242,981,020	$13,484,050	$—	$256,465,070
The accompanying notes are an integral part of the financial statements.

6	|	DWS Latin America Equity Fund

Statement of Assets and Liabilities
as of October 31, 2024

Assets
Investments in non-affiliated securities, at value (cost $241,267,658) — including $1,948,283 of securities loaned	$254,419,345
Investment in DWS Government & Agency Securities Portfolio (cost $2,045,725)*	2,045,725
Cash	7,316,332
Foreign currency, at value (cost $1,323,498)	940,794
Receivable for investments sold	385,970
Receivable for Fund shares sold	157,562
Dividends receivable	1,342,550
Affiliated securities lending income receivable	3,945
Other assets	17,593
Total assets	266,629,816
Liabilities
Payable upon return of securities loaned	2,045,725
Payable for investments purchased	266,858
Payable for Fund shares redeemed	147,432
Accrued management fee	200,992
Accrued Directors' fees	4,023
Other accrued expenses and payables	221,466
Total liabilities	2,886,496
Net assets, at value	$263,743,320
Net Assets Consist of
Distributable earnings (loss)	5,079,269
Paid-in capital	258,664,051
Net assets, at value	$263,743,320
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Latin America Equity Fund	|	7

Statement of Assets and Liabilities as of October 31, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($17,338,241 ÷ 609,130 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$28.46
Maximum offering price per share (100 ÷ 94.25 of $28.46)	$30.20
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($959,426 ÷ 36,780 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$26.09
Class S
Net Asset Value, offering and redemption price per share ($228,222,070 ÷ 7,963,504 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$28.66
Institutional Class
Net Asset Value, offering and redemption price per share ($17,223,583 ÷ 600,703 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$28.67
The accompanying notes are an integral part of the financial statements.

8	|	DWS Latin America Equity Fund

Statement of Operations
for the year ended October 31, 2024

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,449,244)	$16,716,379
Affiliated securities lending income	29,307
Total income	16,745,686
Expenses:
Management fee	3,538,839
Administration fee	344,057
Services to shareholders	465,026
Distribution and service fees	64,288
Custodian fee	103,050
Professional fees	76,746
Reports to shareholders	46,268
Registration fees	68,988
Directors' fees and expenses	16,188
Other	76,111
Total expenses before expense reductions	4,799,561
Expense reductions	(493,644)
Total expenses after expense reductions	4,305,917
Net investment income	12,439,769
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	13,796,528
Foreign currency	(496,595)
13,299,933
Change in net unrealized appreciation (depreciation) on:
Investments	(17,863,033)
Foreign currency	(58,277)
(17,921,310)
Net gain (loss)	(4,621,377)
Net increase (decrease) in net assets resulting from operations	$7,818,392
The accompanying notes are an integral part of the financial statements.

DWS Latin America Equity Fund	|	9

Statements of Changes in Net Assets
	Years Ended October 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$12,439,769	$17,077,938
Net realized gain (loss)	13,299,933	(6,986,022)
Change in net unrealized appreciation (depreciation)	(17,921,310)	(8,278,617)
Net increase (decrease) in net assets resulting from operations	7,818,392	1,813,299
Distributions to shareholders:
Class A	(811,644)	(1,164,334)
Class C	(29,382)	(33,675)
Class S	(10,277,531)	(17,868,863)
Institutional Class	(3,326,446)	(4,758,480)
Total distributions	(14,445,003)	(23,825,352)
Fund share transactions:
Proceeds from shares sold	37,116,811	66,107,218
Reinvestment of distributions	13,863,959	22,665,597
Payments for shares redeemed	(147,309,698)	(63,541,317)
Net increase (decrease) in net assets from Fund share transactions	(96,328,928)	25,231,498
Increase (decrease) in net assets	(102,955,539)	3,219,445
Net assets at beginning of period	366,698,859	363,479,414
Net assets at end of period	$263,743,320	$366,698,859

The accompanying notes are an integral part of the financial statements.

10	|	DWS Latin America Equity Fund

Financial Highlights
DWS Latin America Equity Fund — Class A
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$29.88	$31.68	$30.44	$25.78	$31.18
Income (loss) from investment operations:
Net investment income[a]	1.05	1.35	2.07	.88	.02
Net realized and unrealized gain (loss)	(1.36)	(1.18)	3.04	3.78	(5.42)
Total from investment operations	(.31 )	.17	5.11	4.66	(5.40)
Less distributions from:
Net investment income	(1.11)	(1.97)	(1.22)	—	—
Net realized gains	—	—	(2.65)	—	—
Total distributions	(1.11)	(1.97)	(3.87)	—	—
Net asset value, end of period	$28.46	$29.88	$31.68	$30.44	$25.78
Total Return (%)[b,c]	(1.73)	1.00	19.17	18.08	(17.32)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	21	18	13	10
Ratio of expenses before expense reductions (%)	1.62	1.63	1.65	1.63	1.69
Ratio of expenses after expense reductions (%)	1.45	1.46	1.51	1.51	1.57
Ratio of net investment income (%)	3.26	4.47	7.00	2.57	.09
Portfolio turnover rate (%)	101	99	87	115	150

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Latin America Equity Fund	|	11

DWS Latin America Equity Fund — Class C
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$27.38	$29.02	$28.09	$23.97	$29.20
Income (loss) from investment operations:
Net investment income (loss)[a]	.74	1.02	1.69	.38	(.16 )
Net realized and unrealized gain (loss)	(1.25)	(1.06)	2.80	3.74	(5.07)
Total from investment operations	(.51 )	(.04 )	4.49	4.12	(5.23)
Less distributions from:
Net investment income	(.78 )	(1.60)	(.91 )	—	—
Net realized gains	—	—	(2.65)	—	—
Total distributions	(.78 )	(1.60)	(3.56)	—	—
Net asset value, end of period	$26.09	$27.38	$29.02	$28.09	$23.97
Total Return (%)[b,c]	(2.47)	.25	18.27	17.19	(17.91)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1.4		1
Ratio of expenses before expense reductions (%)	2.35	2.37	2.39	2.44	2.44
Ratio of expenses after expense reductions (%)	2.19	2.21	2.26	2.26	2.29
Ratio of net investment income (loss) (%)	2.53	3.62	6.21	1.20	(.62 )
Portfolio turnover rate (%)	101	99	87	115	150

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

12	|	DWS Latin America Equity Fund

DWS Latin America Equity Fund — Class S
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$30.08	$31.90	$30.64	$25.89	$31.27
Income (loss) from investment operations:
Net investment income[a]	1.14	1.47	2.10	.93	.10
Net realized and unrealized gain (loss)	(1.35)	(1.23)	3.11	3.82	(5.44)
Total from investment operations	(.21 )	.24	5.21	4.75	(5.34)
Less distributions from:
Net investment income	(1.21)	(2.06)	(1.30)	—	(.04 )
Net realized gains	—	—	(2.65)	—	—
Total distributions	(1.21)	(2.06)	(3.95)	—	(.04 )
Net asset value, end of period	$28.66	$30.08	$31.90	$30.64	$25.89
Total Return (%)[b]	(1.45)	1.25	19.47	18.35	(17.12)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	228	258	277	244	221
Ratio of expenses before expense reductions (%)	1.33	1.32	1.34	1.32	1.37
Ratio of expenses after expense reductions (%)	1.20	1.21	1.26	1.26	1.32
Ratio of net investment income (%)	3.53	4.82	7.06	2.70	.35
Portfolio turnover rate (%)	101	99	87	115	150

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Latin America Equity Fund	|	13

DWS Latin America Equity Fund — Institutional Class
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$30.10	$31.92	$30.66	$25.91	$31.29
Income (loss) from investment operations:
Net investment income[a]	1.18	1.43	2.10	1.18	.08
Net realized and unrealized gain (loss)	(1.40)	(1.19)	3.12	3.57	(5.42)
Total from investment operations	(.22 )	.24	5.22	4.75	(5.34)
Less distributions from:
Net investment income	(1.21)	(2.06)	(1.31)	—	(.04 )
Net realized gains	—	—	(2.65)	—	—
Total distributions	(1.21)	(2.06)	(3.96)	—	(.04 )
Net asset value, end of period	$28.67	$30.10	$31.92	$30.66	$25.91
Total Return (%)[b]	(1.48)	1.25	19.47	18.33	(17.11)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	87	67	12	4
Ratio of expenses before expense reductions (%)	1.33	1.33	1.33	1.29	1.35
Ratio of expenses after expense reductions (%)	1.20	1.21	1.25	1.26	1.32
Ratio of net investment income (%)	3.53	4.69	7.13	3.40	.30
Portfolio turnover rate (%)	101	99	87	115	150

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Latin America Equity Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Latin America Equity Fund (the “Fund” ) is a non-diversified series of Deutsche DWS International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund

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pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces

16	|	DWS Latin America Equity Fund

that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended October 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of October 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its

DWS Latin America Equity Fund	|	17

securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of October 31, 2024, the Fund had securities on loan, which were classified as equity securities in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At October 31, 2024, the Fund had net tax basis capital loss carryforwards of $7,413,251 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not

18	|	DWS Latin America Equity Fund

distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and income related to restructuring of certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At October 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$10,423,522
Capital loss carryforwards	$(7,413,251)
Net unrealized appreciation (depreciation) on investments	$2,512,572
At October 31, 2024, the aggregate cost of investments for federal income tax purposes was $253,952,498. The net unrealized appreciation for all investments based on tax cost was $2,512,572. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $27,469,826 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $24,957,254.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended October 31,
	2024	2023
Distributions from ordinary income*	$14,445,003	$23,825,352

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

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Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the year ended October 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $345,959,839 and $441,423,739, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
Itaú USA Asset Management, Inc. (IUAM) is the subadvisor for the Fund.Pursuant to a sub-advisory agreement between DIMA and IUAM, DIMA,not the Fund, compensates IUAM for the services it provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $400 million of the Fund’s average daily net assets	1.000%
Next $400 million of such net assets	.900%
Over $800 million of such net assets	.800%

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Accordingly, for the year ended October 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.998% of the Fund’s average daily net assets.
For the period from November 1, 2023 through September 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.44%
Class C	2.19%
Class S	1.19%
Institutional Class	1.19%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.43%
Class C	2.18%
Class S	1.18%
Institutional Class	1.18%
For the year ended October 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$39,365
Class C	1,794
Class S	372,393
Institutional Class	80,092
$493,644
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable

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monthly. For the year ended October 31, 2024, the Administration Fee was $344,057, of which $22,526 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended October 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at October 31, 2024
Class A	$6,484	$923
Class C	246	35
Class S	134,093	21,941
Institutional Class	649	90
	$141,472	$22,989
In addition, for the year ended October 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$30,083
Class C	1,380
Class S	176,424
Institutional Class	68,360
$276,247
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended October 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at October 31, 2024
Class C	$8,666	$635
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to

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0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at October 31, 2024	Annual Rate
Class A	$52,827	$7,376.24%
Class C	2,795	532.24%
	$55,622	$7,908
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended October 31, 2024 aggregated $2,148.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended October 31, 2024, the CDSC for Class C shares aggregated $383. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended October 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,252, of which $676 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.

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D.
Investing in Latin America
The Fund faces the risks inherent in foreign investing. The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates, high interest rates, high unemployment, government overspending and political instability. Similar conditions in the present or future could impact the Fund’s performance. Many Latin American countries are highly reliant on the exportation of commodities and their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. Investments in Latin American countries may be subject to currency risks, such as restrictions on the flow of money in and out of a country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of the Fund. Other Latin American investment risks may include inadequate investor protection, less developed regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The governments of many Latin American countries may also exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Fund invests. Securities of companies in Latin American countries may be subject to significant price volatility, which could impact Fund performance.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2024.

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F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	252,571	$8,128,109	290,048	$9,032,433
Class C	10,318	314,431	16,199	451,637
Class S	231,329	7,565,297	243,972	7,525,261
Institutional Class	636,150	21,108,974	1,572,688	49,097,887
		$37,116,811		$66,107,218
Shares issued to shareholders in reinvestment of distributions
Class A	22,601	$793,766	40,791	$1,135,186
Class C	907	29,382	1,312	33,675
Class S	275,299	9,715,292	598,646	16,738,256
Institutional Class	94,181	3,325,519	170,124	4,758,480
		$13,863,959		$22,665,597
Shares redeemed
Class A	(357,880)	$(11,426,548)	(213,197)	$(6,301,698)
Class C	(8,939)	(254,611)	(3,695)	(104,408)
Class S	(1,120,155)	(35,731,842)	(954,746)	(28,742,989)
Institutional Class	(3,021,431)	(99,896,697)	(964,570)	(28,392,222)
		$(147,309,698)		$(63,541,317)
Net increase (decrease)
Class A	(82,708)	$(2,504,673)	117,642	$3,865,921
Class C	2,286	89,202	13,816	380,904
Class S	(613,527)	(18,451,253)	(112,128)	(4,479,472)
Institutional Class	(2,291,100)	(75,462,204)	778,242	25,464,145
		$(96,328,928)		$25,231,498

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Report of Independent Registered Public Accounting Firm
To the Board of Directors of Deutsche DWS International Fund, Inc. and Shareholders of DWS Latin America Equity Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Latin America Equity Fund (the “Fund” ) (one of the funds constituting Deutsche DWS International Fund, Inc. (the “Corporation” )), including the investment portfolio, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS International Fund, Inc.) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

26	|	DWS Latin America Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
December 19, 2024

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Tax Information (Unaudited)
For federal income tax purposes, the Fund designates approximately $19,642,000, or the maximum amount allowable under tax law, as qualified dividend income.
The Fund paid foreign taxes of $1,362,899 and earned $13,589,499 of foreign source income during the year ended October 31, 2024. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.15 per share as foreign taxes paid and $1.48 per share as income earned from foreign sources for the year ended October 31, 2024.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

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Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS Latin America Equity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and Itaú USA Asset Management, Inc. (“IUAM” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Directors regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

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As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and IUAM’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and IUAM provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including IUAM. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by

30	|	DWS Latin America Equity Fund

similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). With respect to the sub-advisory fee paid to IUAM, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and IUAM.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while

DWS Latin America Equity Fund	|	31

information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of IUAM with respect to the Fund. The Board noted that DIMA pays IUAM’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and IUAM and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and IUAM and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the

32	|	DWS Latin America Equity Fund

best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present.
DLAEF-BFE2024

DWS Latin America Equity Fund	|	33

DLAEF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	12/30/2024